Property, Equipment, and Capitalized Software - Future Minimum Rentals (Details) $ in Millions	Dec. 31, 2015 USD ($)
Summary of future minimum rentals on non cancelable leases
2016	$ 4
2017	4
2018	4
2019	2
2020	2
Thereafter	1
Total minimum future rentals	$ 17